Amendments	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Description of Plan [Line Items]
Amendments	AmendmentsThe Plan was amended and restated effective January 1, 2025, and was also subsequently amended during the 2025 plan year to reflect certain design changes.